Facility Closure Costs (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring And Related Activities [Abstract]
Summary of Facility Closure Reserves

An analysis of our facility closure reserves for the periods reflected is as follows:

	2012	Additions	Payments	2013	Additions	Payments	2014
	(In thousands)
Facility and other exit costs, net of estimated sub-lease rental income	$2,834	$82	$(1,216)	$1,700	$515	$(1,068)	$1,147